Subsequent Events	9 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

Subsequent to September 30, 2021, the Company borrowed $338,000 pursuant to the Working Capital Loans. As of November 19, 2021, there was $1,108,000 of outstanding borrowings under the Working Capital Loans.